Taxes - Schedule of Realization and Present Value of Tax Credits and From Provision for Deferred Income Tax and Social Contribution (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Temporary differences	R$ 74,897
Temporary differences, percentage	100.00%
Tax loss / social contribution loss carryforwards	R$ 513
Tax loss / social contribution loss carryforwards, percentage	100.00%
Total	R$ 75,410	R$ 70,206	R$ 61,668
Total, percentage	100.00%
Deferred tax liabilities	R$ (12,415)
Deferred tax liabilities, percentage	100.00%
Net deferred taxes	R$ 62,995
Net deferred taxes, percentage	100.00%
Present value of temporary differences	R$ 60,235
Present value of tax loss /social contribution loss carryforwards	484
Present value of total	60,719
Present value of deferred taxes liabilities	(8,878)
Present value of net deferred taxes	51,841
2026
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Temporary differences	R$ 17,848
Temporary differences, percentage	23.80%
Tax loss / social contribution loss carryforwards	R$ 508
Tax loss / social contribution loss carryforwards, percentage	99.00%
Total	R$ 18,356
Total, percentage	24.30%
Deferred tax liabilities	R$ (1,139)
Deferred tax liabilities, percentage	9.20%
Net deferred taxes	R$ 17,217
Net deferred taxes, percentage	27.30%
2027
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Temporary differences	R$ 10,849
Temporary differences, percentage	14.50%
Tax loss / social contribution loss carryforwards	R$ 0
Tax loss / social contribution loss carryforwards, percentage	0.00%
Total	R$ 10,849
Total, percentage	14.40%
Deferred tax liabilities	R$ (478)
Deferred tax liabilities, percentage	3.90%
Net deferred taxes	R$ 10,371
Net deferred taxes, percentage	16.50%
2028
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Temporary differences	R$ 7,658
Temporary differences, percentage	10.20%
Tax loss / social contribution loss carryforwards	R$ 1
Tax loss / social contribution loss carryforwards, percentage	0.20%
Total	R$ 7,659
Total, percentage	10.20%
Deferred tax liabilities	R$ (538)
Deferred tax liabilities, percentage	4.30%
Net deferred taxes	R$ 7,121
Net deferred taxes, percentage	11.30%
2029
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Temporary differences	R$ 6,017
Temporary differences, percentage	8.00%
Tax loss / social contribution loss carryforwards	R$ 1
Tax loss / social contribution loss carryforwards, percentage	0.20%
Total	R$ 6,018
Total, percentage	8.00%
Deferred tax liabilities	R$ (1,355)
Deferred tax liabilities, percentage	10.90%
Net deferred taxes	R$ 4,663
Net deferred taxes, percentage	7.40%
2030
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Temporary differences	R$ 5,710
Temporary differences, percentage	7.60%
Tax loss / social contribution loss carryforwards	R$ 2
Tax loss / social contribution loss carryforwards, percentage	0.40%
Total	R$ 5,712
Total, percentage	7.60%
Deferred tax liabilities	R$ (659)
Deferred tax liabilities, percentage	5.30%
Net deferred taxes	R$ 5,053
Net deferred taxes, percentage	8.00%
After 2030
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Temporary differences	R$ 26,815
Temporary differences, percentage	35.90%
Tax loss / social contribution loss carryforwards	R$ 1
Tax loss / social contribution loss carryforwards, percentage	0.20%
Total	R$ 26,816
Total, percentage	35.50%
Deferred tax liabilities	R$ (8,246)
Deferred tax liabilities, percentage	66.40%
Net deferred taxes	R$ 18,570
Net deferred taxes, percentage	29.50%